Long-Term Debt - Senior Unsecured Notes (Details) - USD ($) $ in Thousands				12 Months Ended
	Feb. 29, 2016	Feb. 23, 2015	Apr. 01, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Senior Unsecured Notes
Notes proceeds from issuance					$ 236,475	$ 500,000
Repayment under long-term debt				$ 62,000	$ 335,000	$ 468,000
Gain on debt extinguishment				99,530
Senior notes
Senior Unsecured Notes
Aggregate principal amount				190,900
Gain on debt extinguishment				99,500
2022 Notes | Senior notes
Senior Unsecured Notes
Aggregate principal amount			$ 500,000	90,900
Stated interest rate (as a percent)			6.75%
Purchased amount				38,100
Aggregate principle amount repurchased and available for reissuance				20,300
2023 Notes | Senior notes
Senior Unsecured Notes
Aggregate principal amount		$ 250,000
Stated interest rate (as a percent)		9.25%
Discount of principal amount (as a percent)		94.59%
Notes proceeds from issuance		$ 236,500
Wells Fargo Bank N.A. | Revolving credit facility | Revolver | Line of credit
Senior Unsecured Notes
Repayment under long-term debt			$ 308,000
Wells Fargo Bank N.A. | Term loan | Term Loan | Line of credit
Senior Unsecured Notes
Repayment under long-term debt			$ 160,000
Beneficial owner | 2023 Notes | Senior notes
Senior Unsecured Notes
Aggregate principal amount				100,000
Aggregate principal amount repurchased	$ 100,000
Purchased amount				$ 46,500
Gain on debt extinguishment	$ 48,300